AST INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 98.6%
Common Stocks — 97.1%
Argentina — 2.2%
MercadoLibre, Inc.*	10,115	$16,987,131
Australia — 0.7%
Aristocrat Leisure Ltd.	154,776	5,182,195
Austria — 0.6%
BAWAG Group AG, 144A*	70,167	4,489,109
Belgium — 0.3%
KBC Group NV	24,395	2,189,184
Canada — 2.3%
Canadian National Railway Co.	48,564	5,627,842
Shopify, Inc. (Class A Stock)*	8,944	12,126,096
		17,753,938
China — 4.0%
Alibaba Group Holding Ltd.*	210,007	3,879,405
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	72,838	5,909,623
NetEase, Inc.	81,780	1,391,581
NXP Semiconductors NV	28,356	5,554,090
Shenzhou International Group Holdings Ltd.	122,792	2,604,384
Tencent Holdings Ltd.	81,299	4,896,948
Wuxi Biologics Cayman, Inc., 144A*	359,514	5,883,354
		30,119,385
Denmark — 2.3%
Chr Hansen Holding A/S	22,612	1,840,185
Coloplast A/S (Class B Stock)	22,787	3,563,875
DSV A/S	16,320	3,908,900
Novo Nordisk A/S (Class B Stock)	54,708	5,279,154
Orsted A/S, 144A	19,321	2,560,036
		17,152,150
Finland — 0.9%
Neste OYJ	60,330	3,417,311
Nordea Bank Abp	287,470	3,713,795
		7,131,106
France — 11.7%
Air Liquide SA	10,253	1,644,277
Airbus SE*	60,152	7,948,307
Arkema SA	14,143	1,871,768
Dassault Systemes SE	127,746	6,709,503
Hermes International	3,647	5,036,445
Kering SA	8,596	6,121,119
L’Oreal SA	26,883	11,092,700
LVMH Moet Hennessy Louis Vuitton SE	25,162	17,976,713
Pernod Ricard SA	46,920	10,347,183
Remy Cointreau SA	17,983	3,486,587
Safran SA	44,040	5,568,419
Sartorius Stedim Biotech	7,195	4,030,452
Teleperformance	18,188	7,152,759
		88,986,232
	Shares	Value
Common Stocks (continued)
Germany — 4.7%
adidas AG	9,761	$3,065,500
BioNTech SE, ADR*(a)	15,667	4,276,934
Brenntag SE	47,919	4,461,258
Deutsche Boerse AG	9,917	1,609,774
Gerresheimer AG	38,415	3,772,049
Infineon Technologies AG	137,963	5,661,793
Rational AG	3,586	3,368,259
SAP SE	4,832	654,000
SAP SE, ADR	31,937	4,312,773
Scout24 AG, 144A	40,325	2,797,591
TeamViewer AG, 144A*	68,115	1,996,416
		35,976,347
Hong Kong — 3.2%
AIA Group Ltd.	671,206	7,755,967
Techtronic Industries Co. Ltd.	835,994	16,440,223
		24,196,190
India — 2.1%
Housing Development Finance Corp. Ltd.	141,018	5,204,173
Infosys Ltd., ADR(a)	167,476	3,726,341
Reliance Industries Ltd.	191,907	6,497,836
Reliance Industries Ltd., PP	9,642	242,073
		15,670,423
Ireland — 3.7%
AerCap Holdings NV*(a)	51,831	2,996,350
CRH PLC	128,193	6,005,213
ICON PLC*	12,349	3,235,685
Kerry Group PLC (Class A Stock)	29,288	3,914,390
Kingspan Group PLC	48,077	4,724,518
Ryanair Holdings PLC, ADR*	32,689	3,597,752
Smurfit Kappa Group PLC	76,026	3,955,567
		28,429,475
Israel — 0.8%
Check Point Software Technologies Ltd.*(a)	36,548	4,131,386
Wix.com Ltd.*	9,014	1,766,473
		5,897,859
Italy — 2.1%
Amplifon SpA	38,510	1,833,627
Brunello Cucinelli SpA*	90,198	4,964,514
Ferrari NV	32,010	6,662,665
Nexi SpA, 144A*	133,209	2,492,653
		15,953,459
Japan — 10.1%
Asahi Intecc Co. Ltd.	49,976	1,373,039
Bridgestone Corp.	81,222	3,835,522
Daikin Industries Ltd.	34,380	7,475,753
Fujitsu Ltd.	12,757	2,313,859
GMO Payment Gateway, Inc.	31,478	3,990,663
Hoya Corp.	59,973	9,362,521
Keyence Corp.	21,370	12,762,075
A1

AST INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
M3, Inc.	19,847	$1,415,203
Menicon Co. Ltd.	115,756	4,502,100
Nihon M&A Center Holdings, Inc.	83,101	2,443,147
Nitori Holdings Co. Ltd.	7,200	1,419,114
Otsuka Corp.	51,650	2,648,449
Sanwa Holdings Corp.	225,745	2,930,495
SCSK Corp.	123,536	2,612,981
Shiseido Co. Ltd.	27,620	1,859,428
SMC Corp.	5,491	3,435,830
Sony Group Corp.	26,583	2,949,612
Subaru Corp.	100,709	1,861,593
Terumo Corp.	64,698	3,050,914
Tokio Marine Holdings, Inc.	35,539	1,904,021
Toyota Motor Corp.	162,045	2,876,470
		77,022,789
Luxembourg — 0.9%
Eurofins Scientific SE	53,749	6,894,659
Netherlands — 7.5%
Adyen NV, 144A*	8,398	23,440,781
Argenx SE, ADR*(a)	13,466	4,066,732
ASML Holding NV	25,319	18,905,137
Heineken NV	43,339	4,519,334
Koninklijke DSM NV	10,309	2,061,065
Koninklijke Philips NV	98,446	4,370,668
		57,363,717
New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	84,347	1,855,172
Norway — 0.3%
TOMRA Systems ASA	47,978	2,510,731
Singapore — 0.4%
DBS Group Holdings Ltd.	146,663	3,245,509
Spain — 0.6%
Amadeus IT Group SA*	67,868	4,450,676
Sweden — 4.0%
Assa Abloy AB (Class B Stock)	149,817	4,351,604
Atlas Copco AB (Class A Stock)	88,602	5,358,929
Autoliv, Inc.(a)	38,065	3,262,932
EQT AB	7,787	324,661
Evolution AB, 144A	27,661	4,206,984
Hexagon AB (Class B Stock)	390,484	6,036,662
Indutrade AB	87,066	2,420,366
Nibe Industrier AB (Class B Stock)	329,059	4,156,242
		30,118,380
Switzerland — 10.0%
Alcon, Inc.	21,278	1,726,635
Givaudan SA	1,342	6,134,651
Julius Baer Group Ltd.	45,277	3,006,292
Lonza Group AG	21,248	15,951,188
Novartis AG	45,276	3,707,983
Partners Group Holding AG	3,456	5,403,079
Roche Holding AG	18,858	6,894,508
SGS SA	871	2,538,441
SIG Combibloc Group AG*	136,207	3,628,861
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
Sika AG	11,277	$3,581,626
Sonova Holding AG	10,836	4,106,554
Straumann Holding AG	8,650	15,557,803
UBS Group AG	265,791	4,262,359
		76,499,980
Taiwan — 4.5%
Sea Ltd., ADR*	60,118	19,161,410
Taiwan Semiconductor Manufacturing Co. Ltd.	331,000	6,831,605
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	76,970	8,593,700
		34,586,715
United Kingdom — 11.5%
Ashtead Group PLC	168,225	12,751,616
Barratt Developments PLC	190,881	1,683,330
Bunzl PLC	172,772	5,703,426
Compass Group PLC*	146,813	2,994,857
DCC PLC	62,397	5,193,946
Diageo PLC	83,310	4,025,517
Electrocomponents PLC	174,002	2,514,771
Experian PLC	112,026	4,691,936
Fevertree Drinks PLC	75,583	2,375,971
Halma PLC	68,264	2,618,857
London Stock Exchange Group PLC	72,165	7,208,885
Petershill Partners PLC, 144A*	429,900	2,027,365
Prudential PLC	216,991	4,226,160
RELX PLC	185,114	5,335,568
Rentokil Initial PLC	361,971	2,841,439
Rightmove PLC	124,266	1,145,694
Segro PLC, REIT	243,962	3,921,075
Smith & Nephew PLC	111,122	1,908,322
Spirax-Sarco Engineering PLC	16,445	3,307,502
St. James’s Place PLC	121,711	2,467,255
Trainline PLC, 144A*	396,837	1,883,997
Unilever PLC	73,509	3,969,587
Weir Group PLC (The)*	147,587	3,321,370
		88,118,446
United States — 5.1%
Aon PLC (Class A Stock)	14,286	4,082,510
Atlassian Corp. PLC (Class A Stock)*	38,633	15,121,729
Ferguson PLC	41,730	5,809,338
Globant SA*(a)	14,839	4,169,907
Lululemon Athletica, Inc.*	8,355	3,381,269
QIAGEN NV*	35,509	1,835,105
Schneider Electric SE	27,322	4,542,416
		38,942,274
Uruguay — 0.4%
Dlocal Ltd.*(a)	54,086	2,950,932

Total Common Stocks (cost $556,426,386)		740,674,163

A2

AST INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Preferred Stock — 1.5%
Germany
Sartorius AG (PRFC)	18,210	$11,497,981
(cost $6,449,921)

Total Long-Term Investments (cost $562,876,307)		752,172,144
Short-Term Investments — 2.9%
Affiliated Mutual Funds — 2.5%
PGIM Core Ultra Short Bond Fund(wa)	5,547,684	5,547,684
PGIM Institutional Money Market Fund (cost $13,871,197; includes $13,870,520 of cash collateral for securities on loan)(b)(wa)	13,879,524	13,871,197

Total Affiliated Mutual Funds (cost $19,418,881)		19,418,881
Unaffiliated Fund — 0.4%
BlackRock Liquidity FedFund, (Institutional Shares)	2,718,423	2,718,423
(cost $2,718,423)

Total Short-Term Investments (cost $22,137,304)		22,137,304

TOTAL INVESTMENTS—101.5% (cost $585,013,611)		774,309,448

Liabilities in excess of other assets — (1.5)%		(11,115,378)

Net Assets — 100.0%		$763,194,070

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
PP	Partly Paid
PRFC	Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,400,232; cash collateral of $13,870,520 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3